Tender Offer to Purchase for Cash Any And All of Series Of Notes (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		1 Months Ended
	Mar. 10, 2014		Mar. 31, 2014	Mar. 10, 2014
Debt Instrument [Line Items]
Principal Amount Purchased	$ 4,122			$ 4,122
Verizon Communications | 6.10% Notes due 2018
Debt Instrument [Line Items]
Interest Rate	6.10%			6.10%
Maturity	2018
Principal amount outstanding	1,500			1,500
Purchase Price	1,170.07	[1]
Principal Amount Purchased	748		700	748
Verizon Communications | 5.50% Notes due 2018
Debt Instrument [Line Items]
Interest Rate	5.50%			5.50%
Maturity	2018
Principal amount outstanding	1,500			1,500
Purchase Price	1,146.91	[1]
Principal Amount Purchased	763		800	763
Verizon Communications | 8.75% Notes due 2018
Debt Instrument [Line Items]
Interest Rate	8.75%			8.75%
Maturity	2018
Principal amount outstanding	1,300			1,300
Purchase Price	1,288.35	[1]
Principal Amount Purchased	564		600	564
Verizon Communications | 5.55% Notes due 2016
Debt Instrument [Line Items]
Interest Rate	5.55%			5.55%
Maturity	2016
Principal amount outstanding	1,250			1,250
Purchase Price	1,093.62	[1]
Principal Amount Purchased	652		700	652
Verizon Communications | 5.50% Notes due 2017
Debt Instrument [Line Items]
Interest Rate	5.50%			5.50%
Maturity	2017
Principal amount outstanding	750			750
Purchase Price	1,133.22	[1]
Principal Amount Purchased	353		400	353
Cellco Partnership and Verizon Wireless Capital LLC | 8.5% Notes due 2018
Debt Instrument [Line Items]
Interest Rate	8.50%		8.50%	8.50%
Maturity	2018		2018
Principal amount outstanding	1,000			1,000
Purchase Price	1,279.63	[1]
Principal Amount Purchased	619		600	619
Alltel Corporation | 7.00% Debentures due 2016
Debt Instrument [Line Items]
Interest Rate	7.00%			7.00%
Maturity	2016
Principal amount outstanding	300			300
Purchase Price	1,125.26	[1]
Principal Amount Purchased	157		200	157
GTE Corporation | 6.84% Debentures due 2018
Debt Instrument [Line Items]
Interest Rate	6.84%			6.84%
Maturity	2018
Principal amount outstanding	600			600
Purchase Price	1,196.85	[1]
Principal Amount Purchased	$ 266		$ 300	$ 266

[1]	Per $1,000 principal amount of notes